Significant Accounting Policies and Practices - Schedule of Consolidated Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 27, 2024	Jul. 26, 2024
Jerrick Ventures LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	100.00%	100.00%	100.00%
Abacus Tech Pty Ltd [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Australia	Australia
Company Ownership Interest	100.00%	100.00%	100.00%
OG Collection, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Company Ownership Interest	20.00%	20.00%	44.00%	1.50%
Vocal, Inc. [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Company Ownership Interest	20.00%	20.00%	41.73%	1.70%
S96 NYC, LLC [Member]
Schedule of Consolidated Subsidiaries [Line Items]
State or other jurisdiction of incorporation or organization	New York	New York
Company Ownership Interest	100.00%	100.00%	100.00%		100.00%